Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Related party revenue	$ 3,404,967	$ 1,943,528	$ 5,609,687	$ 4,910,200	$ 8,932,751	$ 18,621,344